CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A Ordinary shares CNY (¥) shares	Ordinary shares Class B Ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling interests CNY (¥)	Class A Ordinary shares shares	CNY (¥)	USD ($)
Balance as of beginning at Dec. 31, 2022	¥ 234	¥ 15	¥ (33,814)	¥ 13,615,042		¥ (65,808)	¥ (7,861,973)	¥ 40,572		¥ 5,694,268
Balance as of beginning (in shares) at Dec. 31, 2022 | shares	288,149,510	18,940,652
Balance as of beginning (in shares) at Dec. 31, 2022 | shares			(2,166,087)
Increase (Decrease) in Stockholders' Equity
Net (loss)/income							(843,641)	4,113		(839,528)
Share-based compensation expenses				115,358				49,298		164,656
Acquisition of a subsidiary with noncontrolling interests								7,327		7,327
Capital contribution from noncontrolling interests								490		490
Foreign currency translation adjustments						45,257				45,257
Repurchase of shares			¥ (369,569)							(369,569)
Repurchase of shares (in shares) | shares			(24,582,185)
Cancellation of shares	¥ (12)		¥ 241,746	(248,108)						(6,374)
Cancellation of shares (in shares) | shares	(13,482,680)		13,482,680
Exercise and vesting of share options and restricted shares	¥ 4			5,079						5,083
Exercise and vesting of share options and restricted shares (in shares) | shares	4,885,428
Conversion of ordinary shares	¥ 1	¥ (1)
Conversion of ordinary shares (in shares) | shares	795,047	(795,047)
Appropriations to statutory reserves					¥ (2,680)		2,680			2,700
Balance as of ending at Dec. 31, 2023	¥ 227	¥ 14	¥ (161,637)	13,487,371	2,680	(20,551)	(8,708,294)	101,800		4,701,610
Balance as of ending (in shares) at Dec. 31, 2023 | shares	280,347,305	18,145,605
Balance as of ending (in shares) at Dec. 31, 2023 | shares			(13,265,592)
Increase (Decrease) in Stockholders' Equity
Net (loss)/income							(171,802)	2,835		(168,967)
Share-based compensation expenses				45,013				14,249		59,262
Acquisition of a subsidiary with noncontrolling interests				33,724				(33,724)
Disposal of a subsidiary					(2,245)		2,245	(25,827)		(25,827)
Capital contribution from noncontrolling interests								200		200
Foreign currency translation adjustments						32,934		30		32,964
Repurchase of shares			¥ (400,707)							(400,707)
Repurchase of shares (in shares) | shares			(43,648,259)
Cancellation of shares	¥ (41)		¥ 432,446	(436,404)						(3,999)
Cancellation of shares (in shares) | shares	(45,767,659)		45,767,659
Exercise and vesting of share options and restricted shares	¥ 3		¥ 17,841	(16,694)						1,150
Exercise and vesting of share options and restricted shares (in shares) | shares	2,833,975		1,194,705
Conversion of ordinary shares	¥ 2	¥ (2)
Conversion of ordinary shares (in shares) | shares	2,698,827	(2,698,827)
Appropriations to statutory reserves										0
Balance as of ending at Dec. 31, 2024	¥ 191	¥ 12	¥ (112,057)	13,113,010	435	12,383	(8,877,851)	59,563		4,195,686
Balance as of ending (in shares) at Dec. 31, 2024 | shares	240,112,448	15,446,778
Balance as of ending (in shares) at Dec. 31, 2024 | shares			(9,951,487)
Increase (Decrease) in Stockholders' Equity
Net (loss)/income							(192,901)	(2,260)		(195,161)	$ (27,906)
Share-based compensation expenses				73,695				13,588		87,283
Foreign currency translation adjustments						(46,119)		17		(46,102)
Repurchase of shares			¥ (167,060)							(167,060)
Repurchase of shares (in shares) | shares			(16,644,029)
Cancellation of shares (in shares) | shares									31,100,000
Exercise and vesting of share options and restricted shares	¥ 4		¥ 4,058	(3,664)						398
Exercise and vesting of share options and restricted shares (in shares) | shares	4,301,702		270,892
Conversion of ordinary shares					271		(271)
Appropriations to statutory reserves										300
Balance as of ending at Dec. 31, 2025	¥ 195	¥ 12	¥ (275,059)	¥ 13,183,041	¥ 706	¥ (33,736)	¥ (9,071,023)	¥ 70,908		¥ 3,875,044	$ 554,124
Balance as of ending (in shares) at Dec. 31, 2025 | shares	244,414,150	15,446,778
Balance as of ending (in shares) at Dec. 31, 2025 | shares			(26,324,624)